EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings (loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (2,497)	$ (6,457)	$ (6,738)
Weighted average number of shares used in per share computations of net earnings (loss):
Weighted average number of shares outstanding used in computing basic net earnings per share	33,143,168	32,680,766	31,959,921
Dilutive effect: stock options
Total weighted average number of shares used in computing diluted net earnings per share	33,143,168	32,680,766	31,959,921
Basic and diluted	$ (0.08)	$ (0.20)	$ (0.21)